One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

August 11, 2026

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century World Mutual Funds, Inc.	0000872825	July 23, 2026
Exchange Place Advisors Trust	0001750821	August 10, 2026
Federated Hermes Investment Series Funds, Inc.	0000889388	July 27, 2026
Fidelity Advisor Series I	0000722574	July 23, 2026
T. Rowe Price Retirement Funds, Inc.	0001177017	July 22, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company